AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Consumer Discretionary – 18.8%
Auto Components – 2.2%
Faurecia SE	112,936	$2,937,325
Pirelli & C SpA(a)	780,330	4,234,071

		7,171,396

Automobiles – 3.5%
Stellantis NV	458,338	7,440,029
Suzuki Motor Corp.	113,300	3,882,813

		11,322,842

Diversified Consumer Services – 1.4%
Benesse Holdings, Inc.	237,400	4,355,734

Hotels, Restaurants & Leisure – 2.5%
Entain PLC(b)	215,800	4,622,656
Galaxy Entertainment Group Ltd.	547,000	3,236,808

		7,859,464

Household Durables – 2.9%
Persimmon PLC	117,240	3,287,567
Sony Group Corp.	57,600	5,925,636

		9,213,203

Leisure Products – 1.0%
Bandai Namco Holdings, Inc.	42,400	3,215,170

Specialty Retail – 1.3%
Kingfisher PLC	1,199,870	4,004,740

Textiles, Apparel & Luxury Goods – 4.0%
Burberry Group PLC	219,540	4,792,488
HUGO BOSS AG	91,500	5,278,818
Pandora A/S	29,650	2,824,588

		12,895,894

		60,038,443

Financials – 16.8%
Banks – 13.9%
ABN AMRO Bank NV (GDR)(c)	317,030	4,048,417
Banco Bilbao Vizcaya Argentaria SA(c)	843,080	4,813,923
Bank Leumi Le-Israel BM	398,610	4,294,106
Bank of Ireland Group PLC(b)	989,781	6,294,128
BNP Paribas SA	78,800	4,502,997
Erste Group Bank AG	179,190	6,534,429
KBC Group NV	71,080	5,099,930
Mediobanca Banca di Credito Finanziario SpA	435,470	4,400,638
Nordea Bank Abp(c)	442,740	4,556,676

		44,545,244

Diversified Financial Services – 1.1%
ORIX Corp.	179,500	3,577,893

Company	Shares	U.S. $ Value

Insurance – 1.8%
Suncorp Group Ltd.(c)	686,780	$5,693,196

		53,816,333

Consumer Staples – 12.3%
Beverages – 0.8%
Carlsberg AS - Class B	19,350	2,375,433

Food & Staples Retailing – 1.0%
Koninklijke Ahold Delhaize NV	99,120	3,188,244

Food Products – 6.9%
Morinaga & Co., Ltd./Japan	72,100	2,247,076
Nestle SA	83,670	10,878,662
Nomad Foods Ltd.(b)	131,880	2,977,850
Salmar ASA	75,900	5,999,830

		22,103,418

Tobacco – 3.6%
British American Tobacco PLC	163,350	6,860,240
Swedish Match AB	620,500	4,666,179

		11,526,419

		39,193,514

Industrials – 11.5%
Aerospace & Defense – 3.5%
Airbus SE(b)	56,220	6,783,979
Saab AB - Class B	124,200	4,486,061

		11,270,040

Electrical Equipment – 2.5%
Fuji Electric Co., Ltd.(c)	93,500	4,660,114
Prysmian SpA	97,330	3,303,008

		7,963,122

Industrial Conglomerates – 1.5%
Melrose Industries PLC	2,930,120	4,753,059

Machinery – 2.2%
Alstom SA	110,050	2,575,046
Amada Co., Ltd.	505,400	4,443,307

		7,018,353

Professional Services – 1.0%
UT Group Co., Ltd.	125,700	3,164,425

Road & Rail – 0.8%
Sankyu, Inc.	81,400	2,653,169

		36,822,168

Materials – 8.2%
Chemicals – 2.7%
Tosoh Corp.	402,000	5,941,357
Zeon Corp.	257,400	2,856,986

		8,798,343

Company	Shares	U.S. $ Value

Construction Materials – 1.4%
CRH PLC	109,440	$4,365,029

Metals & Mining – 4.1%
Anglo American PLC	103,100	5,357,315
ArcelorMittal SA	137,630	4,408,855
Endeavour Mining PLC	139,553	3,465,047

		13,231,217

		26,394,589

Health Care – 7.9%
Health Care Equipment & Supplies – 1.4%
ConvaTec Group PLC(a)	1,560,619	4,407,838

Pharmaceuticals – 6.5%
Nippon Shinyaku Co., Ltd.	38,100	2,590,425
Roche Holding AG	33,490	13,250,710
Sanofi	49,760	5,087,442

		20,928,577

		25,336,415

Information Technology – 7.0%
Electronic Equipment, Instruments & Components – 1.1%
Horiba Ltd.(c)	62,000	3,378,385

Semiconductors & Semiconductor Equipment – 4.7%
NXP Semiconductors NV	16,720	3,094,538
SCREEN Holdings Co., Ltd.(c)	79,400	7,914,208
SK Hynix, Inc.	41,230	3,966,290

		14,975,036

Technology Hardware, Storage & Peripherals – 1.2%
Samsung Electronics Co., Ltd.	69,570	3,981,002

		22,334,423

Communication Services – 5.1%
Diversified Telecommunication Services – 1.5%
Deutsche Telekom AG	262,880	4,895,909

Entertainment – 2.2%
GungHo Online Entertainment, Inc.	149,800	3,180,687
Konami Holdings Corp.(c)	59,700	3,765,572

		6,946,259

Interactive Media & Services – 0.5%
Dip Corp.	65,000	1,772,793

Media – 0.9%
Criteo SA (Sponsored ADR)(b)	103,250	2,812,530

		16,427,491

Energy – 4.7%
Energy Equipment & Services – 2.4%
Shell PLC	274,230	7,489,425

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 2.3%
ENEOS Holdings, Inc.(c)	831,000	$3,106,879
Repsol SA	327,265	4,286,907

		7,393,786

		14,883,211

Utilities – 3.3%
Electric Utilities – 3.3%
EDP - Energias de Portugal SA	1,320,444	6,499,073
Enel SpA	607,800	4,058,128

		10,557,201

Real Estate – 2.7%
Real Estate Management & Development – 2.7%
Aroundtown SA	634,520	3,625,880
Daito Trust Construction Co., Ltd.	45,800	4,861,415

		8,487,295

Total Common Stocks (cost $297,562,719)		314,291,083

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(d) (e) (f) (cost $1,443,274)	1,443,274	1,443,274

Total Investments Before Security Lending Collateral for Securities Loaned – 98.7% (cost $299,005,993)		315,734,357

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 4.9%
Investment Companies – 4.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(d) (e) (f) (cost $15,735,475)	15,735,475	15,735,475

Total Investments – 103.6% (cost $314,741,468)(g)		331,469,832
Other assets less liabilities – (3.6)%		(11,669,501)

Net Assets – 100.0%		$319,800,331

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	17,231	AUD	24,403	04/28/2022	$1,035,094
Bank of America, NA	BRL	9,756	USD	2,033	04/04/2022	(16,628)
Bank of America, NA	USD	2,059	BRL	9,756	04/04/2022	(10,056)
Bank of America, NA	USD	1,771	INR	133,278	04/07/2022	(13,187)
Bank of America, NA	CHF	677	USD	739	04/13/2022	6,052
Bank of America, NA	USD	866	CHF	813	04/13/2022	14,480

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	578,471	USD	4,928	04/28/2022	$174,665
Bank of America, NA	KRW	11,055,520	USD	9,291	04/28/2022	195,342
Bank of America, NA	USD	627	AUD	874	04/28/2022	27,656
Bank of America, NA	USD	4,476	JPY	521,614	04/28/2022	(189,666)
Bank of America, NA	USD	442	KRW	549,839	04/28/2022	10,407
Bank of America, NA	USD	403	KRW	486,828	04/28/2022	(2,746)
Bank of America, NA	USD	2,017	BRL	9,756	05/03/2022	15,979
Bank of America, NA	PLN	6,857	USD	1,623	05/06/2022	(3,653)
Bank of America, NA	EUR	1,076	USD	1,184	05/12/2022	(7,981)
Bank of America, NA	USD	967	EUR	847	05/12/2022	(29,680)
Barclays Bank PLC	INR	133,278	USD	1,764	04/07/2022	6,415
Barclays Bank PLC	HKD	9,610	USD	1,233	04/28/2022	5,866
Barclays Bank PLC	JPY	515,571	USD	4,448	04/28/2022	211,626
Barclays Bank PLC	KRW	542,048	USD	453	04/28/2022	7,383
Barclays Bank PLC	USD	3,366	JPY	392,994	04/28/2022	(136,826)
Barclays Bank PLC	USD	680	KRW	812,371	04/28/2022	(11,401)
Barclays Bank PLC	USD	1,724	PLN	6,857	05/06/2022	(96,837)
Barclays Bank PLC	USD	943	EUR	848	05/12/2022	(3,449)
BNP Paribas SA	CNH	5,044	USD	789	05/18/2022	(3,436)
BNP Paribas SA	USD	2,173	CNH	13,900	05/18/2022	9,546
BNP Paribas SA	USD	1,656	MXN	33,905	05/19/2022	35,286
BNP Paribas SA	ILS	9,434	USD	2,929	05/25/2022	(31,293)
Citibank, NA	JPY	165,839	USD	1,397	04/28/2022	34,128
Citibank, NA	USD	3,008	JPY	347,721	04/28/2022	(150,885)
Citibank, NA	EUR	17,602	USD	19,299	05/12/2022	(197,322)
Citibank, NA	USD	11,940	EUR	10,810	05/12/2022	33,550
Citibank, NA	USD	1,008	GBP	770	06/09/2022	3,562
Credit Suisse International	USD	763	ILS	2,503	05/25/2022	21,987
Goldman Sachs Bank USA	USD	1,775	ZAR	27,226	04/21/2022	84,266
JPMorgan Chase Bank, NA	NOK	29,214	USD	3,342	06/17/2022	25,360
Morgan Stanley Capital Services, Inc.	BRL	9,756	USD	2,059	04/04/2022	10,056
Morgan Stanley Capital Services, Inc.	USD	1,932	BRL	9,756	04/04/2022	117,036
Morgan Stanley Capital Services, Inc.	USD	1,819	CHF	1,697	04/13/2022	17,641
Morgan Stanley Capital Services, Inc.	USD	976	CHF	899	04/13/2022	(2,519)
Morgan Stanley Capital Services, Inc.	USD	3,598	SGD	4,849	04/21/2022	(20,996)
Morgan Stanley Capital Services, Inc.	USD	1,568	CAD	1,994	04/22/2022	26,607
Morgan Stanley Capital Services, Inc.	AUD	1,512	USD	1,083	04/28/2022	(48,827)
Morgan Stanley Capital Services, Inc.	JPY	900,632	USD	7,580	04/28/2022	179,094
Morgan Stanley Capital Services, Inc.	KRW	447,131	USD	369	04/28/2022	1,423
Morgan Stanley Capital Services, Inc.	USD	1,075	AUD	1,449	04/28/2022	10,254
Morgan Stanley Capital Services, Inc.	USD	931	JPY	113,266	04/28/2022	(525)
Morgan Stanley Capital Services, Inc.	USD	927	KRW	1,114,075	04/28/2022	(9,969)
Morgan Stanley Capital Services, Inc.	EUR	897	USD	996	05/12/2022	2,528
Morgan Stanley Capital Services, Inc.	USD	4,702	EUR	4,304	05/12/2022	65,294
Morgan Stanley Capital Services, Inc.	USD	4,473	EUR	3,995	05/12/2022	(47,423)
Morgan Stanley Capital Services, Inc.	USD	3,468	GBP	2,650	06/09/2022	12,481
Natwest Markets PLC	EUR	739	USD	822	05/12/2022	3,809
Standard Chartered Bank	JPY	345,119	USD	3,004	04/28/2022	167,669
State Street Bank & Trust Co.	CHF	531	USD	574	04/13/2022	(1,040)
State Street Bank & Trust Co.	USD	872	CHF	800	04/13/2022	(5,864)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	JPY	23,932	USD	197	04/28/2022	$86
State Street Bank & Trust Co.	USD	706	AUD	953	04/28/2022	6,768
State Street Bank & Trust Co.	USD	334	JPY	38,424	04/28/2022	(18,060)
State Street Bank & Trust Co.	EUR	915	USD	1,012	05/12/2022	(1,520)
State Street Bank & Trust Co.	USD	1,343	EUR	1,180	05/12/2022	(35,508)
State Street Bank & Trust Co.	SEK	24,514	USD	2,609	06/17/2022	(3,401)
UBS AG	CHF	4,127	USD	4,495	04/13/2022	27,657
UBS AG	USD	9,518	CHF	8,801	04/13/2022	9,200
UBS AG	EUR	19,196	USD	21,944	05/12/2022	682,736
UBS AG	USD	693	EUR	608	05/12/2022	(19,155)

						$2,179,136

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $8,641,909 or 2.7% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,855,141 and gross unrealized depreciation of investments was $(28,947,641), resulting in net unrealized appreciation of $18,907,500.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

COUNTRY BREAKDOWN1

March 31, 2022 (unaudited)

24.5%	Japan
14.8%	United Kingdom
7.8%	France
7.6%	Switzerland
5.1%	Italy
4.4%	Germany
3.4%	Ireland
3.3%	Netherlands
2.9%	Sweden
2.9%	Spain
2.5%	South Korea
2.4%	United States
2.1%	Austria
15.8%	Other
0.5%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2022. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.1% or less in the following: Australia, Belgium, Denmark, Finland, Israel, Luxembourg, Macau, Norway, Portugal and South Africa.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$—	$60,038,443		$—	$60,038,443
Financials	—	53,816,333		—	53,816,333
Consumer Staples	2,977,850	36,215,664		—	39,193,514
Industrials	—	36,822,168		—	36,822,168
Materials	—	26,394,589		—	26,394,589
Health Care	—	25,336,415		—	25,336,415
Information Technology	3,094,538	19,239,885		—	22,334,423
Communication Services	2,812,530	13,614,961		—	16,427,491
Energy	—	14,883,211		—	14,883,211
Utilities	—	10,557,201		—	10,557,201
Real Estate	—	8,487,295		—	8,487,295
Short-Term Investments	1,443,274	—		—	1,443,274
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,735,475	—		—	15,735,475

Total Investments in Securities	26,063,667	305,406,165	(a)	—	331,469,832
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	3,298,989		—	3,298,989
Liabilities:
Forward Currency Exchange Contracts	—	(1,119,853)		—	(1,119,853)

Total	$26,063,667	$307,585,301		$—	$333,648,968

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2022 is as follows:

Portfolio	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,076	$14,524	$15,157	$1,443	$0	**
Government Money Market Portfolio*	3,295	23,537	11,097	15,735	0	**
Total	$5,371	$38,061	$26,254	$17,178	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.